Offerings	Jan. 22, 2026 shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	The amount to be registered consists of an indeterminate amount of the registrant’s common shares, debt securities, warrants, subscription receipts, rights and/or units. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees, which will be based on the fee payment rate in effect on the date of such fee payment and will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	The amount to be registered consists of an indeterminate amount of the registrant’s common shares, debt securities, warrants, subscription receipts, rights and/or units. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees, which will be based on the fee payment rate in effect on the date of such fee payment and will be paid on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	The amount to be registered consists of an indeterminate amount of the registrant’s common shares, debt securities, warrants, subscription receipts, rights and/or units. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees, which will be based on the fee payment rate in effect on the date of such fee payment and will be paid on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Receipts
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	The amount to be registered consists of an indeterminate amount of the registrant’s common shares, debt securities, warrants, subscription receipts, rights and/or units. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees, which will be based on the fee payment rate in effect on the date of such fee payment and will be paid on a pay-as-you-go basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	The amount to be registered consists of an indeterminate amount of the registrant’s common shares, debt securities, warrants, subscription receipts, rights and/or units. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees, which will be based on the fee payment rate in effect on the date of such fee payment and will be paid on a pay-as-you-go basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	The amount to be registered consists of an indeterminate amount of the registrant’s common shares, debt securities, warrants, subscription receipts, rights and/or units. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all registration fees, which will be based on the fee payment rate in effect on the date of such fee payment and will be paid on a pay-as-you-go basis.